Financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of carrying amounts of financial assets and financial liabilities
The following table shows the carrying amounts of financial assets and financial liabilities. The amortized cost basis of the financial assets and liabilities not measured at fair value approximates their fair value.

	As of December 31, 2023			As of December 31, 2022
	FVTPL[1]	FVOCI[2]	Amortized cost[3]	FVTPL[1]	Amortized cost[3]
Financial assets not measured at fair value
Trade and other receivables, net	$—	$—	$124,854	$—	$106,416
Amounts owed by related parties, net	—	—	3,908	—	4,587
Cash and cash equivalents	—	—	17,514	—	43,003
Other financial assets	—	—	8,496	—	210
Total financial assets not measured at fair value	$—	$—	$154,772	$—	$154,216

Financial liabilities measured at fair value
Warrant liabilities	$3,039	$—	$—	$10,916	$—
Shares held in escrow	28,877	—	—	40,064	—
Derivative financial liabilities	$—	$1,792	$—	$—	$—
Total financial liabilities measured at fair value	$31,916	$1,792	$—	$50,980	$—
Financial liabilities not measured at fair value
Borrowings	$—		$299,503	$—	$287,066
Trade and other payables	—		93,063	—	90,560
Amounts owed to related parties	—		21,233	—	19,286
Total financial liabilities not measured at fair value	$—	$—	$413,799	$—	$396,912
[1]The fair value is comprised of $2,600 level 1 and $29,316 level 3 as of December 31, 2023 (2022: $10,916 and $40,064, respectively).
[2]The fair value of the exhibited figures as of December 31, 2023 are Level 2.
[3]The amortized cost approximates fair value as of December 31, 2023 and 2022, respectively.

Schedule of valuation techniques used in measuring Level 3 fair values for financial instruments in the statement of financial position
The following table shows the valuation techniques used in measuring Level 3 fair values for financial instruments in the Consolidated Statement of Financial Position, as well as the significant unobservable inputs used.

Type	Fair value	Valuation Technique	Significant unobservable input	Relationship between significant unobservable input to fair value	Sensitivity of significant unobservable input to fair value
					+5%	-5%
Private warrants	$2,600	The fair value of the Private Warrants is estimated using the Black-Scholes option pricing formula for European calls, since the underlying stock is not expected to pay dividends over the term of the Warrants.	Volatility of 38.8% (2022: 36.6%)	The higher (lower) the volatility, the higher (lower) the fair value.	$604	$201
Private warrants in escrow	439	The fair value of the Private Warrants is estimated using Monte Carlo simulation in a risk-neutral framework assuming a Geometric Brownian Motion for the future stock price.	Volatility of 38.8% (2022: 37.5%)	The higher (lower) the volatility, the higher (lower) the fair value.	105	35
Shares held in escrow	28,877	The fair value of the shares to be delivered is estimated using Monte Carlo simulation in a risk-neutral framework assuming a Geometric Brownian Motion for the future stock price.	Volatility of 44.0% (2022: 36.5%)	The higher (lower) the volatility, the higher (lower) the fair value.	31,922	25,245

Schedule of assessment of the probability of default and the loss due to default is mainly based on historical data and adjust historical loss rates
The following table provides information about the exposure to credit risk and expected credit losses for Trade and other receivables and Amounts owed by related parties as of December 31, 2023 and 2022:

December 31, 2023	Current (not past due)	1-30 days past due	31-60 days past due	61-90 days past due	91-120 days past due	More than 120 days past due	Total
Weighted-average loss rate	0.24%	3.33%	3.53%	4.64%	8.44%	83.33%	14.21%
Gross carrying amount	142,127	9,669	7,257	5,972	4,691	32,590	202,306
Impairment loss allowance	(340)	(322)	(256)	(277)	(396)	(27,156)	(28,747)
	141,787	9,347	7,001	5,695	4,295	5,434	173,559

December 31, 2022 (as restated)	Current (not past due)	1-30 days past due	31-60 days past due	61-90 days past due	91-120 days past due	More than 120 days past due	Total
Weighted-average loss rate	0.39%	3.42%	4.50%	14.25%	19.89%	83.88%	14.07%
Gross carrying amount	124,219	11,816	3,864	1,958	890	26,605	169,352
Impairment loss allowance	(483)	(404)	(174)	(279)	(177)	(22,317)	(23,834)
	123,736	11,412	3,690	1,679	713	4,288	145,518

Schedule of detailed information about hedging instruments
The amounts related to items designated as hedging instruments were as follows:

Average Currency Forward Contracts (Sell COP)	Settlement Date	Forward Exchange rate	Notional amount (COP)	Notional amount (thousands of USD)
Less than 3 months	1/3/2024	4,791	48,837,000,000	12,654

As of December 31, 2023
Average Currency Forward Contracts (Sell COP)	Carrying amount		Line item in the statement of financial position where the hedging instrument is included	Change in value used for calculating hedge ineffectiveness
	Assets	Liabilities
Less than 3 months	—	1,792	Hedging derivative financial instruments	1,792

As of December 31, 2023
Average Currency Forward Contracts (Sell COP)	Change in value of hedging instruments recognized in OCI	Hedge ineffectiveness recognized in PL	Line item in profit or loss that includes hedge ineffectiveness
Less than 3 months	1,792	—	N/A
The amounts related to items designated as hedged items were as follow:

As of December 31, 2023
	Change in value used for calculating hedge ineffectiveness	Foreign currency translation reserve for continued hedges	Balances remaining in the foreign currency translation reserve from hedging relationships for which hedge accounting is no longer applied
Net investment in Procaps S.A.	1,792	1,792	1,878

Schedule of carrying amounts of the group’s foreign currency denominated monetary assets and monetary liabilities
The carrying amounts of the Group’s foreign currency denominated monetary assets and monetary liabilities at the reporting date are as follows:

	Assets		Liabilities
	2023	2022	2023	2022
COP	133,255	98,166	(111,164)	(72,006)
Reales	7,462	25,479	(1,178)	(9,962)
Cordoba	3,154	—	—	—
Quetzales	2,440	—	(107)	—
Soles	3,687	14,666	(254)	(8,905)
Dominican Peso	3,673	1,064	(133)	(3,563)
Colones	2,300	1,346	(9)	(2,814)
The following table details sensitivity per company to a 10% increase and decrease in the U.S. dollar against the relevant foreign currencies. The sensitivity analysis includes only the outstanding monetary items denominated in foreign currency and adjusts its conversion at the end of the period for a 10% change in exchange rates.

	+10% Impact to profit or loss before tax		-10% Impact to profit or loss before tax
	2023	2022	2023	2022
COP	(1,381)	(494)	1,688	604
Reales	(566)	(270)	698	330
Cordoba	(287)	—	350	—
Quetzales	(212)	—	259	—
Soles	(313)	(137)	381	168
Dominican Peso	12	4	(14)	(5)
Colones	628	133	(728)	(163)

Schedule of sensitivity analyzes have been determined based on exposure of financial liabilities to the highlighted variable interest rates
The following sensitivity analyzes have been determined based on exposure of financial liabilities to the highlighted variable interest rates:

	2023			2022
	Carrying amount	+1%	-1%	Carrying amount	+1%	-1%
DTF/IBR	97,532	98,507	96,557	79,345	80,138	78,552
SOFR	23,638	23,875	23,401	23,454	23,689	23,219
Total	121,170	122,382	119,958	102,799	103,827	101,771

Schedule of balances of other financial liabilities such as suppliers and accounts payable have no financial cost and their payment period ranges
The following table details the most representative remaining contractual maturity and repayment periods of the Group’s financial liabilities. This reflects the undiscounted cash flows of financial liabilities, considering the date on which the Group must make the final payments.

	As of December 31, 2023
	Carrying amount	Contractual cash flows	Less than 1 year [1]	1-2 years	2-3 years	3-5 years	More than 5 years
Non-derivative financial liabilities
Borrowings	$264,256	$301,502	$299,966	$1,269	$267	$—	$—
Trade and other payables	93,063	93,063	93,063	—	—	—	—
Lease liabilities	35,247	54,285	9,038	8,956	6,901	15,397	13,993
Amounts owed to related parties	21,233	21,233	21,233	—	—	—	—
	$413,799	$470,083	$423,300	$10,225	$7,168	$15,397	$13,993
1.As mentioned in Note 21. Borrowings, as of December 31, 2023, $190,137 in the aggregate were classified as payable in less than 1 year as a result of a breach in certain covenants included under the NPA, BTG and the New Banco Credit Agreement.

	As of December 31, 2022 ( as restated)
	Carrying amount	Contractual cash flows	Less than 1 year [1]	1-2 years	2-3 years	3-5 years	More than 5 years
Non-derivative financial liabilities
Borrowings	$252,875	$279,625	$275,577	$3,518	$530	$—	$—
Trade and other payables	90,560	90,560	90,560	—	—	—	—
Lease liabilities	34,192	46,001	11,174	6,629	5,962	7,962	14,274
Amounts owed to related parties	19,286	19,286	19,286	—	—	—	—
	$396,913	$435,472	$396,597	$10,147	$6,492	$7,962	$14,274
1.As mentioned in Note 21. Borrowings, as of December 31, 2022, $139,155 in the aggregate were classified as payable in less than 1 year as a result of a breach in certain covenants included under the NPA, the Syndicated Loan Agreement, and BTG Credit Agreement for which the Group afterwards executed waivers with the lenders mentioned above.

Schedule of indebtedness index for the reporting period
The indebtedness index for the reporting period is the following:

	2023	2022
Total assets [1]	472,499	442,526
Total liabilities [2]	473,235	479,660
Liabilities to assets ratio	1.00	1.08
[1]Defined as short-term assets plus long-term assets
[2]Defined as short-term liabilities plus long-term liabilities